GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Jan. 31, 2026
Segment Reporting [Abstract]
Schedule of Revenue by Region
The information below summarizes revenue by major geographic region for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
EMEA:
Israel	$279,132	$242,932	$215,312
Germany	57,962	53,966	53,480
Other	19,774	19,002	14,950
Total EMEA	356,868	315,900	283,743
Americas:
United States	15,168	14,237	10,029
Other	8,449	6,673	7,147
Total Americas	23,617	20,910	17,176
APAC	19,556	13,822	12,486
Total revenue	$400,041	$350,632	$313,404

Schedule of Long-lived Assets by Region
Property and equipment, net and operating lease right-of-use assets, net by geographic area consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Israel	$51,273	$52,336
United States	551	441
Other countries	17,680	10,753
Total property and equipment and operating lease right-of-use assets, net	$69,504	$63,530

Schedule of Major Customers	The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2026	2025	2024
Customer A	18.1%	19.6%	16.5%
Customer B	8.3%	10.8%	11.0%